Summary of Significant Accounting Policies - Schedule of Net Revenues (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Net Revenues [Line Items]
Net revenues	¥ 27,006,744	$ 3,842,298	¥ 40,595,916	¥ 78,335,376
Product sales revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues	26,633,026		34,096,450	71,321,462
Service revenue [Member]
Schedule of Net Revenues [Line Items]
Net revenues	¥ 373,718		¥ 6,499,466	¥ 7,013,914